Income Taxes - Summary of Reconciliation of Income Tax Computed at Statutory Tax Rates to Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Statutory tax rates to income tax expense	23.00%	26.00%